SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred offering costs (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 28, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Offering Cost
Deferred offering costs				$ 1,030
Deferred offering cost reclassed to additional-paid-in-capital upon IPO	$ 1,844
Follow-on offering
Deferred Offering Cost
Deferred offering costs			$ 883
At-the-Market offering ("ATM")
Deferred Offering Cost
Deferred offering costs		$ 179	$ 347
Direct offering
Deferred Offering Cost
Deferred offering costs		189
Deferred offering cost reclassed to additional-paid-in-capital upon IPO		$ 189